Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2016
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
Information of Major Subsidiaries and VIEs

Name of entity	Place and date of incorporation or acquisition	Effective interest held

Subsidiaries:
Changyou.com (HK) Limited (“Changyou HK”)	Hong Kong, China, incorporated on August 13, 2007	100%
Beijing AmazGame Age Internet Technology Co., Ltd. (“AmazGame”)	Beijing, China, incorporated on September 26, 2007	100%
Beijing Changyou Gamespace Software Technology Co., Ltd. (“Gamespace”)	Beijing, China, incorporated on October 29, 2009	100%
Beijing Yang Fan Jing He Information Consulting Co., Ltd. (“Yang Fan Jing He”)	Beijing, China, incorporated on April 22, 2010	100%
Ice Information Technology (Shanghai) Co., Ltd. (“ICE information”)	Shanghai, China, acquired on May 28, 2010	100%
Shanghai Jing Mao Culture Communication Co., Ltd	Shanghai, China, acquired on January 25, 2011	100%
Beijing Changyou Jingmao Film & Culture Communication Co., Ltd.	Beijing, China, acquired on January 25, 2011	100%
Shenzhen Brilliant Imagination Technologies Co., Ltd. (“Brilliant Imagination”)	Shenzhen, China, incorporated on April 18, 2014	100%
Changyou.com Webgames (HK) Limited (“Changyou HK Webgames”)	Hong Kong, China, incorporated on September 21, 2011	100%
7Road.com Limited (“7Road”)	Cayman Islands, incorporated on June 15, 2011	100%
7Road.com HK Limited	Hong Kong, China, incorporated on July 6, 2011	100%
Glory Loop Limited	British Virgin Islands, incorporated on June 23, 2014	100%
MoboTap Inc. (“MoboTap”)	Cayman Islands, acquired on July 31, 2014	51%
MoboTap Inc. Limited	Hong Kong, China, acquired on July 31, 2014	51%
Baina Zhiyuan (Beijing) Technology Co., Ltd. (“Beijing Baina Technology”)	Beijing, China, acquired on July 31, 2014	51%

VIEs:
Beijing Gamease Age Digital Technology Co., Ltd. (“Gamease”)	Beijing, China, incorporated on August 23, 2007	100%
Shanghai ICE Information Technology Co., Ltd. (“Shanghai ICE”), a wholly-owned subsidiary of Gamease	Shanghai, China, acquired on May 28, 2010	100%
Beijing Guanyou Gamespace Digital Technology Co., Ltd. (“Guanyou Gamespace”)	Beijing, China, incorporated on August 5, 2010	100%
Baina (Wuhan) Information Technology Co., Ltd. (“Wuhan Baina Information”)	Wuhan, China, acquired on July 31, 2014	51%